CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 5,947	$ 5,938
Prepaid expenses	4,167	6,783
Income taxes receivable	62,192
Total current assets	72,306	12,721
Marketable securities held in trust account	78,702,824	94,209,804
Total assets	78,775,130	94,222,525
Current liabilities:
Accrued offering costs	55,201	225,201
Accrued expenses	3,115,876	1,425,780
Due to Sponsor - related party	$ 68,460	9,960
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related party
Deferred credit - term extension fee funded by acquisition target company	$ 2,491,431
Income taxes payable		240,507
Total current liabilities	6,915,425	2,058,448
Deferred underwriting fees payable	3,680,000	3,680,000
Forward Purchase Agreement liability	18,370,000	2,770,000
Total liabilities	28,965,425	8,508,448
Commitments and Contingencies (Note 8)
Stockholders' Equity (Deficit):
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Accumulated deficit	(28,923,896)	(8,054,804)
Total stockholders' deficit	(28,923,652)	(8,054,560)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	78,775,130	94,222,525
Related party
Current liabilities:
Convertible note	739,457	157,000
Non-related party
Current liabilities:
Convertible note	445,000
Convertible note
Current liabilities:
Convertible note	445,000
Class A common stock subject to possible redemption
Current liabilities:
Class A common stock, $0.0001 par value; 100,000,000 shares authorized; 7,238,125 and 9,200,000 shares subject to possible redemption issued and outstanding as of December 31, 2023 and 2022, respectively	78,733,357	93,768,637
Class A common stock not subject to possible redemption
Stockholders' Equity (Deficit):
Common stock	14	14
Class B common stock
Stockholders' Equity (Deficit):
Common stock	$ 230	$ 230